Hybrid Bonds	12 Months Ended
Dec. 31, 2025
Hybrid Bonds [Abstract]
Hybrid Bonds
33.	Hybrid Bonds
Hybrid bonds classified as equity (non-controlling interest) as of December 31, 2024 and 2025 are as follows:

Issuer	Hybrid bond	Issued date	Maturity	Yield (%)		2024	2025

	In millions of won
Korea South-East Power Co., Ltd. (*1,2)	2nd hybrid bond	2012.12.07	2042.12.06	5.10	￦	230,000	—
Expense of issuance						(627)	—

					￦	229,373	—

(*1)
Bondholders may not require prepayment in any case, and the Company has a call option to repay all of these bonds on or after 12 years from the date of issuance of the bonds, or on each interest payment date henceforth. In addition, there is a step-up clause from the date of the initial call option exercise. Although these instruments have contractual maturity dates, the contractual agreements allow the Company to indefinitely extend the maturity dates and defer the payment of interest without modification to the other terms of the instruments. When the Company decides not to pay dividends on common shares, they are not required to pay interest on the hybrid bonds. From December 7, 2024, the date when the call option becomes exercisable for the first time, the interest rate has increased from 4.44% to 5.10% due to the application of the step-up provision.

(*2)	2nd hybrid bond was redeemed during the year ended December 31, 2025.